UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S. Treasury Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 10/31/2011

Item 1 – Report to Stockholders

October 31, 2011

Semi-Annual Report (Unaudited)

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents

2	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Dear Shareholder

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic as the US Federal Reserve launched its second round of quantitative easing. Stock markets rallied despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months; however, US stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2011

	6-month	12-month
US large cap equities	(7.11)%	8.09%
(S&P 500® Index)

US small cap equities	(13.76)	6.71
(Russell 2000® Index)

International equities	(14.90)	(4.08)
(MSCI Europe, Australasia,
Far East Index)

Emerging market equities	(15.91)	(7.72)
(MSCI Emerging Markets
Index)

3-month Treasury	0.04	0.13
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	12.11	7.79
(BofA Merrill Lynch 10-Year
US Treasury Index)

US investment grade	4.98	5.00
bonds (Barclays
Capital US Aggregate
Bond Index)

Tax exempt municipal	5.56	3.78
bonds (Barclays Capital
Municipal Bond Index)

US high yield bonds	(0.95)	5.16
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2011

Throughout the six-month period ended October 31, 2011, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9th meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21st meeting, the FOMC noted that recent data indicates that economic growth remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core European economies of France and Germany. In June, the European Central Bank (“ECB”) sought to improve liquidity conditions by extending the expiration of its long-term refinancing operations until September 2011. The US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. In September, the ECB announced that it would offer three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end. Later in the period, the ECB announced additional long-term refinancing operations to be conducted in October and December 2011 also to alleviate year-end funding pressures.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) would be increased to 440 billion euros. It was also proposed that the scope of the EFSF be broadened to provide additional funds to recapitalize euro-zone banks and to purchase sovereign debt of fiscally challenged countries in the secondary market. In mid-October, EU members agreed upon a preliminary framework of measures to restore confidence and overcome the region’s fiscal challenges. These measures included an additional increase in the lending capacity of the EFSF, higher capital requirements for European banks, and private sector creditors voluntarily writing down 50% of their Greek sovereign debt holdings, along with several proposals for structural reform.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.18% during the six-month period, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.69% at the end of October from 0.55% at the end of April.

In the short-term tax-exempt market, money funds continued to endure a low interest rate environment and a declining asset base. Outflows dragged tax-exempt money fund assets down 7.3% during the six-month period to $284.4 billion as of October 31, 2011. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand obligations (as calculated by Municipal Market Data), declined sharply during the period as a result of increasing demand in a lower-supply environment. Rates averaged 0.17% for the six months, ranging from 0.23% down to 0.07%, an all-time low for the index.

Demand for variable rate demand notes was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 and total issuance year-to-date is lower than the same period in 2010. Lower issuance in 2011 is attributable mainly to two factors: a credit environment in which it is difficult for marginal-quality credits to come to market and a fiscal austerity movement at the local municipal government level.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Fund Information as of October 31, 2011

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

	7 -Day SEC Yield	7 -Day Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
US Treasury Obligations	107%
Liabilities in Excess of Other Assets	(7)
Total	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

	7 -Day SEC Yield	7 -Day Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	76%
US Treasury Obligations	24
Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	5

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2011 and held through October 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Ready Assets U.S.
Treasury Money
Fund	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.91	$0.25	0.05%
Ready Assets U.S.A.
Government
Money Fund	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.53	$0.46	0.09%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
6	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Schedule of Investments October 31, 2011 (Unaudited)	Ready Assets U.S. Treasury Money Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations (a)	Par (000)	Value
US Treasury Bills:
0.00% – 0.09%, 11/03/11	$30,000	$29,999,893
0.00% – 0.02%, 11/10/11	34,797	34,796,932
0.00% – 0.28%, 11/17/11	41,095	41,094,179
0.01% – 0.02%, 11/25/11	35,227	35,226,733
0.02%, 12/01/11	30,000	29,999,625
0.04%, 12/08/11	35,000	34,998,741
0.00%, 12/15/11	15,174	15,173,991
0.00%, 12/22/11	15,300	15,299,989
0.01%, 12/29/11	1,423	1,422,968
0.00% – 0.03%, 1/05/12	48,749	48,747,145
0.02%, 1/12/12	45,000	44,998,300
0.02% – 0.03%, 1/19/12	42,455	42,452,362
0.03%, 1/26/12	30,000	29,997,850
0.01% – 0.02%, 2/02/12	24,478	24,476,873
0.03%, 2/16/12	1,561	1,560,858
0.02% – 0.04%, 3/01/12	2,278	2,277,849
0.06%, 5/03/12	10,000	9,996,866
Total Investments (Cost — $442,521,154*) — 107.0%		442,521,154
Liabilities in Excess of Other Assets — (7.0)%		(28,829,119)
Net Assets — 100.0%		$413,692,035

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury
Obligations	—	$442,521,154	—	$442,521,154

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	7

Schedule of Investments October 31, 2011 (Unaudited)	Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.17%, 1/26/12	$5,000	$4,998,029
0.27%, 4/05/12	4,000	3,995,389
US Treasury Notes:
0.75%, 5/31/12	4,000	4,014,653
1.50%, 7/15/12	5,000	5,046,688
1.38%, 10/15/12	5,000	5,059,076
Total US Treasury Obligations — 24.6%		23,113,835

Repurchase Agreements
Citigroup Global Markets, Inc., 0.09%, 11/01/11
(Purchased on 10/31/11 to be repurchased at
$14,000,035, collateralized by US Treasury
Notes, 3.125% due 5/15/19, par and fair values of
$12,827,300 and $14,280,084, respectively)	14,000	14,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 11/01/11
(Purchased on 10/31/11 to be repurchased at
$14,000,031, collateralized by a US Treasury
Note, 2.00% due 7/15/14, par and fair values of
$10,855,000 and $14,285,307, respectively)	14,000	14,000,000
Deutsche Bank Securities, Inc., 0.10%, 11/01/11
(Purchased on 9/30/11 to be repurchased at
$14,001,244, collateralized by US Treasury
Notes, 1.375% due 9/30/18, par and fair values of
$14,589,000 and $14,280,014, respectively)	14,000	14,000,000
HSBC Securities (USA), Inc., 0.08%, 11/01/11
(Purchased on 7/29/11 to be repurchased at
$15,356,241, collateralized by a US Treasury
Note, 4.00% due 2/15/15, par and fair values of
$13,950,000 and $15,664,467, respectively)	15,353	15,353,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.08%, 11/01/11 (Purchased on 10/31/11
to be repurchased at $14,000,031, collateralized
by a US Treasury Note, 3.625% due 2/15/20,
par and fair values of $12,598,800 and
$14,280,045, respectively)	14,000	14,000,000
Total Repurchase Agreements — 75.7%		71,353,000
Total Investments (Cost — $94,466,835*) — 100.3%		94,466,835
Liabilities in Excess of Other Assets — (0.3)%		(240,844)
Net Assets — 100.0%		$94,225,991

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Repurchase
Agreements	—	$71,353,000	—	$71,353,000
US Treasury
Obligations	—	23,113,835	—	23,113,835

Total	—	$94,466,835	—	$94,466,835

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund
Assets
Investments at value — unaffiliated[1]	$442,521,154	$23,113,835
Repurchase agreements at value — unaffiliated[2]	—	71,353,000
Cash	16,432	882
Capital shares sold receivable	3,446,572	1,156,881
Interest receivable	—	38,206
Receivable from advisor	17,032	10,649
Prepaid expenses	25,188	3,088
Total assets	446,026,378	95,676,541

Liabilities
Investments purchased payable	29,995,854	—
Capital shares redeemed payable	2,272,129	1,407,740
Other affiliates payable	1,520	432
Officer’s and Trustees’ fees payable	731	55
Other accrued expenses payable	64,109	42,323
Total liabilities	32,334,343	1,450,550
Net Assets	$413,692,035	$94,225,991

Net Assets Consist of
Paid-in capital	$413,686,395	$94,225,343
Accumulated net realized gain	5,640	648
Net Assets, $1.00 net asset value per share	$413,692,035	$94,225,991
[1] Investments at cost — unaffiliated	$442,521,154	$23,113,835
[2] Repurchase agreements at cost — unaffiliated	—	$71,353,000
Shares issued and outstanding, unlimited shares authorized, $0.10 par value	413,686,395	94,225,343

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	9

Statements of Operations

Six Months Ended October 31, 2011 (Unaudited)	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund
Investment Income
Interest	$72,476	$36,162

Expenses
Investment advisory	796,072	173,719
Distribution	198,971	48,258
Transfer agent	31,511	32,373
Registration	30,853	25,367
Professional	32,099	15,272
Printing	22,170	9,302
Accounting services	11,090	4,775
Custodian	5,658	6,322
Officer and Trustees	5,388	2,017
Miscellaneous	10,384	7,918
Total expenses	1,144,196	325,323
Less fees waived by advisor	(633,985)	(173,719)
Less distribution fees waived	(198,971)	(48,258)
Less other expenses reimbursed by advisor	(238,822)	(67,184)
Total expenses after fees waived and reimbursed	72,418	36,162
Net investment income	58	—

Realized Gain
Net realized gain from investments	2,438	—
Net Increase in Net Assets Resulting from Operations	$2,496	—

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Statements of Changes in Net Assets

	Ready Assets U.S. Treasury Money Fund		Ready Assets U.S.A. Government Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$58	—	—	—
Net realized gain	2,438	$5,599	—	$1,025
Net increase in net assets resulting from operations	2,496	5,599	—	1,025

Dividends and Distributions to Shareholders From
Net investment income	(58)	—	—	—
Net realized gain	—	(7,308)	—	(1,338)
Decrease in net assets resulting from dividends and distributions to shareholders	(58)	(7,308)	—	(1,338)

Capital Share Transactions
Net proceeds from sale of shares	245,501,409	166,504,553	$115,153,828	205,023,245
Reinvestment of dividends and distributions	17	7,134	—	1,093
Cost of shares redeemed	(107,419,326)	(300,622,543)	(89,938,786)	(245,438,033)
Net increase (decrease) in net assets derived from capital share transactions	138,082,100	(134,110,856)	25,215,042	(40,413,695)

Net Assets
Total increase (decrease) in net assets	138,084,538	(134,112,565)	25,215,042	(40,414,008)
Beginning of period	275,607,497	409,720,062	69,010,949	109,424,957
End of period	$413,692,035	$275,607,497	$94,225,991	$69,010,949

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	11

Financial Highlights	Ready Assets U.S. Treasury Money Fund

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30,		Period December 1, 2008 to April 30, 2009	Year Ended November 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	—	0.0004	0.0155	0.0410	0.0396
Net realized loss	—	—	—	—	—	(0.0001)	—
Net increase from investment operations	—	—	0.0000	0.0004	0.0155	0.0409	0.0396
Dividends from net investment income	0.0000	—	(0.0003)	(0.0004)	(0.0155)	(0.0410)	(0.0396)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.00%	0.03%	0.04%[2]	1.55%	4.19%	4.04%

Ratios to Average Net Assets
Total expenses	0.72%[3]	0.72%	0.71%	0.75%[3]	0.73%	0.93%	0.97%
Total expenses after fees waived and reimbursed	0.05%[3]	0.16%	0.19%	0.32%[3]	0.38%	0.58%	0.62%
Net investment income	0.00%[3]	0.00%	0.00%	0.10%[3]	1.00%	3.91%	3.95%

Supplemental Data
Net assets, end of period (000)	$413,692	$275,607	$409,720	$757,073	$1,007,701	$148,902	$56,161

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Financial Highlights	Ready Assets U.S.A. Government Money Fund

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30,		Period September 1, 2008 to April 30, 2009	Year Ended August 31,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	—	0.0013	0.0234	0.0437	0.0349
Net realized gain	—	—	—	—	—	0.0001	0.0003
Net increase from investment operations	—	—	0.0000	0.0013	0.0234	0.0438	0.0352
Dividends from net investment income	—	—	(0.0001)	(0.0013)	(0.0234)	(0.0437)	(0.0349)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.00%	0.01%	0.14%[2]	2.40%	4.42%	3.55%

Ratios to Average Net Assets
Total expenses	0.84%[3]	0.93%	0.91%	0.87%[3]	0.88%	0.93%	0.92%
Total expenses after fees waived and reimbursed	0.09%[3]	0.19%	0.22%	0.49%[3]	0.88%	0.93%	0.92%
Net investment income	0.00%[3]	0.00%	0.00%	0.17%[3]	2.31%	4.37%	3.57%

Supplemental Data
Net assets, end of period (000)	$94,226	$69,011	$109,425	$176,812	$128,989	$122,474	$142,491

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	13

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund (the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: Ready Assets U.S.A. Government Money Fund may invest in repurchase agreements. In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' US federal tax returns remains open for each of the two years ended April 30, 2011, the period ended April 30, 2009 and the two years ended November 30, 2008 for Ready Assets U.S. Treasury Money Fund and the two years ended August 31, 2008 for Ready Assets U.S.A. Government Money Fund. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

14	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Notes to Financial Statements (concluded)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Ready Assets U.S. Treasury Money Fund	0.50%
Ready Assets U.S.A. Government Money Fund	0.45%

For Ready Assets U.S. Treasury Money Fund, the Manager voluntarily agreed to waive 0.35% of the investment advisory fees, resulting in an annual fee of 0.15% of the average daily net assets for the Fund. The Manager may discontinue or reduce this waiver at any time without notice. For the six months ended October 31, 2011, the Manager waived $557,250 pursuant to this agreement, which is included in fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

For the six months ended October 31, 2011, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Ready Assets U.S. Treasury Money Fund	$1,049
Ready Assets U.S.A. Government Money Fund	$302

The Funds entered into a Distribution Agreement and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets of each Fund.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, distribution fees waived and other expenses reimbursed by advisor. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	15

Disclosure of Investment Advisory Agreements

The Board of Trustees of Ready Assets U.S.A. Government Money Fund (“U.S.A. Government Money Fund”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of U.S.A. Government Money Fund’s investment advisory agreement (the “U.S.A. Government Money Fund Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), its investment advisor. The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S. Treasury Money Fund”) also met on April 5, 2011 and May 17–18, 2011 to consider the approval of U.S. Treasury Money Fund’s investment advisory agreement (the “U.S. Treasury Money Fund Agreement”) with the Manager, its investment advisor.

U.S.A. Government Money Fund and U.S. Treasury Money Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The U.S.A. Government Money Fund Agreement and the U.S. Treasury Money Fund Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity, the Board of Trustees of U.S.A. Government Money Fund together with the Board of Trustees of U.S. Treasury Money Fund are herein referred to individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not “interested persons” of either Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the pertinent Agreement on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to the relevant Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

Each Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the relevant Agreement, including the services and support provided by BlackRock to the relevant Fund and its shareholders. Among the matters the Boards considered, with respect to each Fund, were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, each Board requested and received materials specifically relating to the pertinent Agreement. The Boards are engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Fund and the investment performance of each Fund as compared with the relevant peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of each Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate

16	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreements (continued)

amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, each Board reviewed materials relating to its consideration of the relevant Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Boards’ year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of each Fund, including the Independent Board Members, unanimously approved the continuation of the relevant Agreement between the Manager and the Fund for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Boards considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Funds and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the applicable Fund’s shares, services related to the valuation and pricing of the applicable Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared the performance of the applicable Fund to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the performance of the Fund and its investment objective, strategies and outlook.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of the Funds. In preparation for the April 5, 2011 meeting, the Boards worked with BlackRock and Lipper to develop a template for, and were provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the applicable Fund as compared to funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. Each Board and the Board’s Performance Oversight and Contract

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	17

Disclosure of Investment Advisory Agreements (continued)

Committee regularly review, and meet with Fund management to discuss, the performance of the relevant Fund throughout the year.

The Board of U.S.A. Government Money Fund noted that the Fund performed below the median of its Lipper Performance Universe in each of the one-, three-, and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Fund’s investment guidelines limit investments to U.S. Treasury obligations and GNMA obligations. The vast majority of the Fund’s Peers have the ability to invest in higher yielding alternatives.

The Board of U.S. Treasury Money Fund noted that the Fund performed below the median of its Lipper Performance Universe in the one- and five-year periods reported, but that the Fund performed at or above the median of its Lipper Performance Universe in the three-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and five-year periods compared with its Peers. The Board was informed that, among other things, over the one-year period the Fund performed within one basis point of the Peer median.

The Boards and BlackRock discussed BlackRock’s strategy for improving each Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist each Fund’s portfolio managers and to improve each Fund’s performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreement and to continue to provide the high quality of services that is expected by the Boards.

The Board of U.S.A. Government Money Fund noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board of the U.S. Treasury Money Fund noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has voluntarily agreed to waive advisory fees for the Fund.

The Boards additionally noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain a

18	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreements (concluded)

minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase. Each Board also considered the extent to which the Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. Each Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Boards further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders of a Fund are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of each Fund, including the Independent Board Members, unanimously approved the continuation of the relevant Agreement for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, each Board, including the Independent Board Members, was satisfied that the terms of the relevant Agreement were fair and reasonable and in the best interest of the pertinent Fund and its shareholders. In arriving at their decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the pertinent Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	19

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, Trustee
David O. Beim, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
   and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Trustee of the Funds, and Paul L. Audet became Trustee of the Funds.

20	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website (http://www.blackrock.com/ moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	OCTOBER 31, 2011	21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	SEMI-ANNUAL REPORT	OCTOBER 31, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in either of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all dividends and distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#USTREGOV-10/11-SAR

Item 2 – Code of Ethics – Not Applicable

Item 3 – Audit Committee Financial Expert – Not Applicable

Item 4 – Principal Accountant Fees and Services – Not Applicable

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 03, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 03, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 03, 2012

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